Capital Management - Summary of Short-term Investment (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Capital Management [Abstract]
Restricted short-term investments maturity date	Apr. 28, 2020	Dec. 11, 2019
Restricted short-term investments interest rate	1.40%	1.40%
Restricted short-term investment	$ 36,000	$ 48,000